DEBT (Details) $ in Thousands	1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) very_large_crude_carrier large_range_2Tanker_vessel_type shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares
Debt Instrument [Line Items]
Proceeds from sale of marketable securities						$ 14,074	$ 0	$ 0
Marketable securities acquired						357	$ 0	0
Debt issuance costs, gross	$ 19,700					19,700		20,200
Assets pledged [Abstract]
Vessels and equipment, net	3,340,987					3,340,987		3,307,144
Vessels
Assets pledged [Abstract]
Vessels and equipment, net	$ 3,340,562					$ 3,340,562		$ 3,306,863
Golden Ocean
Debt Instrument [Line Items]
Number of marketable securities (in shares) | shares								1,270,657
Number of marketable securities pledged to creditors (in shares) | shares	0					0		1,260,358
Secured debt, repurchase agreements	$ 9,800		$ 6,200			$ 9,800
Proceeds from sale of marketable securities	700		9,800		$ 13,400
Marketable securities acquired	3,600	$ 400	3,600
Senior unsecured facility $275.0 million | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Proceeds from issuance of debt						$ 101,700
Number of vessels under construction | very_large_crude_carrier						6
Senior unsecured facility $275.0 million | Loans Payable | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Debt instrument, face amount	275,000			$ 275,000		$ 275,000
Extension period				12 months		12 months
Debt instrument, unused borrowing capacity, amount	113,300					$ 113,300
Senior Secured Loan Facility, CEXIM And Sinosure
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 33,400	$ 33,400
Maximum borrowing capacity	$ 133,700					$ 133,700
Number of newbuild vessels financed by term loan facility | large_range_2Tanker_vessel_type						2
Debt instrument, term						12 years
Interest rate amortization profile						17 years